Significant Accounting Policies - PP&E (Details)	12 Months Ended
Dec. 31, 2015
Minimum | Buildings and improvements
Property, plant and equipment - at cost
Property Plant And Equipment Useful Life	10 years
Property Plant And Equipment Useful Life Majority	20 years
Minimum | Machinery and equipment
Property, plant and equipment - at cost
Property Plant And Equipment Useful Life	3 years
Property Plant And Equipment Useful Life Majority	5 years
Minimum | Internal use software
Property, plant and equipment - at cost
Property Plant And Equipment Useful Life	3 years
Maximum | Buildings and improvements
Property, plant and equipment - at cost
Property Plant And Equipment Useful Life	40 years
Property Plant And Equipment Useful Life Majority	40 years
Maximum | Machinery and equipment
Property, plant and equipment - at cost
Property Plant And Equipment Useful Life	15 years
Property Plant And Equipment Useful Life Majority	10 years
Maximum | Internal use software
Property, plant and equipment - at cost
Property Plant And Equipment Useful Life	7 years